Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	$ 129,967,486	$ 137,066,430	$ 156,581,272
Debt Securities at fair value through profit or loss	54,982,465	7,725,991
Derivative financial instruments	989,478	838,493
Repo transactions	39,421,705	1,481,096
Other financial assets	18,886,290	8,391,566
Loans and other financing	257,421,195	300,731,589
Other debt securities	209,118,933	87,828,945
Financial assets delivered as guarantee	14,292,358	14,530,739
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
Deposits	488,741,363	357,866,442
Derivative financial instruments	230	1,046,556
Repo Transactions	618,572	1,364,825
Other financial liabilities	49,215,887	30,181,836
Financing received from the BCRA and other financial institutions	919,103	3,057,451
Issued corporate bonds	4,926,901	7,521,820
Subordinated Corporate Bonds	34,300,292	33,098,040
Total Financial Liabilities	598,581,257	456,764,409
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	129,967,486	137,066,430
Debt Securities at fair value through profit or loss	2,354
Other financial assets	2,030,643	3,787,812
Loans and other financing	635,920	3,978,589
Financial assets delivered as guarantee	13,596,610	13,064,394
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
Total Financial Assets	151,451,312	161,459,652
Deposits	238,381,658	194,334,201
Total Financial Liabilities	238,381,658	194,334,201
Not later than one month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	17,427,585	680,755
Derivative financial instruments		69,003
Repo transactions	39,421,705	1,481,096
Other financial assets	12,354,670	2,581,155
Loans and other financing	88,969,209	124,683,513
Other debt securities	133,258,646	63,462,778
Financial assets delivered as guarantee	695,748	1,466,345
Total Financial Assets	292,127,563	194,424,645
Deposits	199,611,251	123,518,528
Derivative financial instruments	42	399,076
Repo Transactions	618,572	1,364,825
Other financial liabilities	47,873,434	28,681,380
Financing received from the BCRA and other financial institutions	419,058	1,398,972
Issued corporate bonds	169,927	257,208
Total Financial Liabilities	489,025,562	351,419,879
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	11,276,647	712,263
Derivative financial instruments	6,125
Other financial assets	45,334	2,949
Loans and other financing	23,935,771	29,740,732
Other debt securities	2,792,253	4,497,743
Total Financial Assets	38,056,130	34,953,687
Deposits	43,211,475	34,293,022
Derivative financial instruments	188	464,440
Other financial liabilities	131,538	129,844
Financing received from the BCRA and other financial institutions	194,054	1,111,838
Total Financial Liabilities	43,537,255	35,999,144
Later than three months and not later than six months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	90,670	283,096
Other financial assets	269,908	387,485
Loans and other financing	32,049,129	20,333,701
Other debt securities	17,532,000	4,922,940
Total Financial Assets	49,941,707	25,927,222
Deposits	5,106,431	4,374,131
Derivative financial instruments		183,040
Other financial liabilities	122,638	140,734
Financing received from the BCRA and other financial institutions	195,387	185,384
Issued corporate bonds	2,379,278	83,306
Subordinated Corporate Bonds	642,292	481,479
Total Financial Liabilities	9,809,689	7,059,907
Later than six months and not later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	23,731,690	62,438
Loans and other financing	33,186,725	22,627,214
Other debt securities	32,632,409	13,620,806
Total Financial Assets	89,550,824	36,310,458
Deposits	2,409,127	1,276,135
Other financial liabilities	311,478	221,818
Financing received from the BCRA and other financial institutions	72,033	107,985
Total Financial Liabilities	4,767,325	3,868,152
Up to 1 year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	52,526,592	1,738,552
Derivative financial instruments	6,125	69,003
Repo transactions	39,421,705	1,481,096
Other financial assets	12,669,912	2,971,589
Loans and other financing	178,140,834	197,385,160
Other debt securities	186,215,308	86,504,267
Financial assets delivered as guarantee	695,748	1,466,345
Total Financial Assets	469,676,224	291,616,012
Deposits	250,338,284	163,461,816
Derivative financial instruments	230	1,046,556
Repo Transactions	618,572	1,364,825
Other financial liabilities	48,439,088	29,173,776
Financing received from the BCRA and other financial institutions	880,532	2,804,179
Issued corporate bonds	2,549,205	340,514
Subordinated Corporate Bonds	642,292	481,479
Total Financial Liabilities	303,468,203	198,673,145
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	858,296	5,446,344
Loans and other financing	27,819,753	36,406,782
Other debt securities	20,302,997	355,003
Total Financial Assets	48,981,046	42,208,129
Deposits	20,547	56,294
Other financial liabilities	262,771	425,976
Financing received from the BCRA and other financial institutions	33,469	200,761
Issued corporate bonds	2,377,696	3,313,662
Total Financial Liabilities	5,423,667	7,527,649
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	1,595,223	541,095
Derivative financial instruments	983,353	769,490
Other financial assets	4,185,735	1,632,165
Loans and other financing	50,824,688	62,961,058
Other debt securities	2,600,628	969,675
Total Financial Assets	60,189,627	66,873,483
Deposits	874	14,131
Other financial liabilities	514,028	582,084
Financing received from the BCRA and other financial institutions	5,102	52,511
Issued corporate bonds		3,867,644
Subordinated Corporate Bonds	33,658,000	32,616,561
Total Financial Liabilities	34,178,004	37,132,931
Later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	2,453,519	5,987,439
Derivative financial instruments	983,353	769,490
Other financial assets	4,185,735	1,632,165
Loans and other financing	78,644,441	99,367,840
Other debt securities	22,903,625	1,324,678
Total Financial Assets	109,170,673	109,081,612
Deposits	21,421	70,425
Other financial liabilities	776,799	1,008,060
Financing received from the BCRA and other financial institutions	38,571	253,272
Issued corporate bonds	2,377,696	7,181,306
Subordinated Corporate Bonds	33,658,000	32,616,561
Total Financial Liabilities	$ 36,872,487	$ 41,129,624